Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment.
Property and Equipment	3. Property and Equipment
			Net Book Value
	Cost $	Accumulated Amortization $	December 31, 2011 $	December 31, 2010 $

Equipment	47,861	24,050	23,811	19,123